CERTIFICATE

                                  THE BSG FUNDS
                        FILE NOS. 333-22075 AND 811-8061


         The undersigned, Secretary of The BSG Funds (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

         1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 1, the most recent amendment; and

         2.  The  text  of  Post-Effective   Amendment  No.  1  has  been  filed
electronically.



                                          The BSG Funds,


Date: November 14, 1997                   By: /s/ Lisa R. Hunter
                                          Lisa R. Hunter, Secretary